Note 4 - Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Fair Value Disclosures [Text Block]
4.	FAIR VALUE MEASUREMENTS

The Company measures its cash equivalents and marketable securities at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company measures its cash equivalents and marketable securities at fair value. The Company also determines the fair value of long-term investments and long-lived assets whenever events or changes in circumstances indicate the carrying value may
not be recoverable. A
three
-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level
1
– Observable inputs such as quoted prices for identical instruments in active markets;
Level
2
– Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;
Level
3
– Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities measured at fair value on recurring and nonrecurring bases were as follows:

(In Thousands)

	Fair Value Measurements at the End of the Reporting Period
	Level 1	Level 2	Level 3	Total
Items measured at fair value on a recurring basis at December 31, 2016

Cash and cash equivalents
Money market mutual funds	$-	$162	$-	$162

Items measured at fair value on a recurring basis at December 31, 2015

Cash and cash equivalents
Money market mutual funds	$-	$161	$-	$161

Items measured at fair value on a nonrecurring basis at December 31, 2015 (nil at December 31, 2016)	Level 1	Level 2	Level 3	Total	Total Losses

Long-term investments
Cost method securities (note 9)	$-	$-	$2,414	$2,414	$(4,953)
The Company utilized a pricing service to estimate fair value measurements for the money market mutual funds. The pricing service utilized market quotations for fixed maturity securities that had quoted prices in active markets. Fixed maturity securities generally traded daily on dealer bids rather than bids recorded on exchanges. The pricing service prepared estimates of fair value measurements for these securities using its proprietary pricing applications which included available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Since most of the fixed maturity securities had maturities of one
year or less, the Company believed that the fair value would not be materially different from the original purchased cost. The Company’s fair value processes included controls that were designed to ensure appropriate fair values were recorded. Such controls, which may
be performed quarterly or when certain assets need to be measured at fair value on a non-recurring basis, include a detailed review of methodologies and assumptions and a management review of valuation.

The fair value estimates provided by the pricing service for the Company’s investments were based on observable market information rather than market quotes. Accordingly, the estimates of fair value for short-term investments were determined based on Level
2
inputs at
December
31,
2016
and
2015,
respectively.

The fair value measurement in cost method securities was determined based on certain evidential financial information. Please also see discussions in note
9.